Stockholders' Equity (Details) - Details3 - USD ($)												1 Months Ended					3 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 02, 2023	Jul. 16, 2023	Jul. 14, 2023	Jun. 30, 2023	May 04, 2023	Apr. 30, 2022	Apr. 26, 2022	Apr. 06, 2022	Feb. 02, 2022	Jan. 10, 2022	Feb. 20, 2024	Apr. 25, 2022	Aug. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Mar. 31, 2024	May 02, 2022	Dec. 31, 2023	Dec. 31, 2022	Jun. 16, 2023
Stockholders’ Equity [Line Items]
Common stock reserved issuance shares		1							1
Percentage of outstanding shares																	4.99%		4.99%
Percentage of gross proceeds						3.00%
Exercise price (in Dollars per share)			$ 3.146		$ 5.6
Weighted-average grant-date fair value of options granted (in Dollars per share)																			$ 7.63	$ 12.9
Registered offering units shares					2,000,000																1,000,000
Expiration date					5 years
Fair value of warrant grant date (in Dollars per share)																	$ 3,164		3,164
Fair value of per warrant grant date (in Dollars per share)																	1.58		1.58
Fair value price (in Dollars per share)																	$ 3		$ 3
Daily return rate																	5.18%		5.18%
Short-term annual volatility																	100.00%		100.00%
Standard deviation																	6.30%		6.30%
Issued offering warrants					2,000,000
Warrant term (in Dollars)																	$ 5
Warrant [Member]
Stockholders’ Equity [Line Items]
Purchase of warrant shares							9,600
Exercise price (in Dollars per share)	$ 1.94		2.8				$ 50
Weighted-average grant-date fair value of options granted (in Dollars per share)	$ 1.29						$ 27.5
Expected term	5 years				4 years 10 months 24 days		5 years
Expected volatility	68.89%			100.00%			62.55%
Dividend yield	0.00%						0.00%
Risk-free interest rate	4.41%				3.99%		2.92%
Expiration date	5 years
Fair value of warrant grant date (in Dollars per share)			$ 3.146	$ 3.146
Long-term annual volatility					60.00%
Issued offering warrants	45,000
Common stock exercise price (in Dollars per share)	$ 1.94
Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock reserved issuance shares																			2,422
Issuance of common stock																	1,123,439		232,100
Additional Paid-in Capital [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Issuance cost (in Dollars)	$ 58						$ 264,000
2012 Plan [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock reserved issuance shares															737,516	662,516
2012 Plan [Member] | Common Stock [Member] | Minimum [Member]
Stockholders’ Equity [Line Items]
Common stock reserved issuance shares														737,516
2012 Plan [Member] | Common Stock [Member] | Maximum [Member]
Stockholders’ Equity [Line Items]
Common stock reserved issuance shares														799,266
2022 Plan [Member]
Stockholders’ Equity [Line Items]
Shares sold											1,100,000		1,600,000					1,100,000
Percentage of outstanding shares										4.00%	4.00%
Percentage of gross proceeds																		4.00%
Issuance of common stock																	101,669		37,486
2022 Plan [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares sold										110,000	160,000
Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Weighted-average grant-date fair value of options granted (in Dollars per share)																	$ 0.61
Expected term																	5 years
Expected volatility																	68.24%
Dividend yield																	0.00%
Risk-free interest rate																	4.30%
Purchase Agreement [Member] | Series A Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)												$ 1.2705
Issued offering warrants												415,468
Purchase Agreement [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock																	89,847
Common stock exercise price (in Dollars per share)												$ 1.2705
Underwriting Agreement [Member]
Stockholders’ Equity [Line Items]
Purchase of warrant shares							9,600	9,600
Exercise price (in Dollars per share)								$ 50
Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Transaction excess amount (in Dollars)																	$ 1,000,000
IPO [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock								320,000
Expected volatility																			70.00%
IPO [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Issuance cost (in Dollars)							$ 0
IPO [Member] | Purchase Agreement [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Issuance cost (in Dollars)																	$ 254,000